Costs and Estimated Earnings on Uncompleted Contracts (Details 2) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total debt	$ 1,717,348	$ 5,017,045	$ 3,202,902
Less current portion			800,726
Long-term debt	1,717,348	5,017,045	2,402,176
2015 Exchange Debentures [Member]
Debt Instrument [Line Items]
Total debt		2,489,760	1,915,200
2015 Exchange Debentures [Member] | Successor [Member]
Debt Instrument [Line Items]
Less current portion
2015 Exchange Debentures [Member] | Predecessor [Member]
Debt Instrument [Line Items]
Total debt		2,489,760
Less current portion
2015 New Debentures [Member]
Debt Instrument [Line Items]
Total debt		2,316,685	1,287,702
2015 New Debentures [Member] | Successor [Member]
Debt Instrument [Line Items]
Less current portion
2015 New Debentures [Member] | Predecessor [Member]
Debt Instrument [Line Items]
Total debt		2,316,685
Less current portion
Bridge Debenture [Member]
Debt Instrument [Line Items]
Total debt		210,600
Bridge Debenture [Member] | Successor [Member]
Debt Instrument [Line Items]
Less current portion
Bridge Debenture [Member] | Predecessor [Member]
Debt Instrument [Line Items]
Total debt		210,600
Less current portion
2016 Debenture [Member]
Debt Instrument [Line Items]
Total debt		210,600
2016 Debenture [Member] | Successor [Member]
Debt Instrument [Line Items]
Total debt	$ 1,717,348
Less current portion